LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year or when certain conditions are met. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2023	2022

Operating lease cost[1]	118	106
Sublease income	(4)	(5)
Net operating lease cost	114	101
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2023	2022

Cash paid for amounts included in the measurement of operating lease liabilities	72	67
ROU assets obtained in exchange for new operating lease liabilities	84	49

at December 31	2023	2022

Weighted average remaining lease term	13 years	8 years
Weighted average discount rate	3.3%	3.5%
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	72	68
One to two years	68	65
Two to three years	66	62
Three to four years	59	60
Four to five years	58	54
More than five years	225	187
Total operating lease payments	548	496
Imputed interest	(89)	(63)
Operating lease liabilities	459	433
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2023	2022

Accounts payable and other	58	54
Other long-term liabilities (Note 19)	401	379
	459	433
As at December 31, 2023, the carrying value of the ROU assets recorded under operating leases was $437 million             (2022 – $415 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
Operating Leases
The Grandview and Bécancour power plants in the Power and Energy Solutions segment are accounted for as operating leases. The Company has long-term PPAs for the sale of power from these assets which expire between 2024 and 2026.
Some operating leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The Company also leases liquids tanks which are accounted for as operating leases.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2023 was $116 million (2022 – $118 million; 2021 – $126 million).
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	113	113
One to two years	94	111
Two to three years	70	94
Three to four years	—	70
	277	388
The cost and accumulated depreciation for facilities accounted for as operating leases was $796 million and $370 million, respectively, at December 31, 2023 (2022 – $802 million and $360 million, respectively).
Sales-Type Leases
On August 4, 2022, TC Energy announced a strategic alliance with Mexico’s state-owned electric utility, the Comisión Federal de Electricidad (CFE), for the development of new natural gas infrastructure in central and southeast Mexico. This alliance consolidates previous TSAs executed between TC Energy’s Mexico-based subsidiary TGNH and the CFE in connection with the Company's natural gas pipeline assets in central Mexico (including the Tamazunchale, Villa de Reyes and Tula pipelines) under a single, U.S. dollar-denominated take-or-pay TSA that extends through 2055.
The consolidated TSA contains a lease with multiple lease and non-lease components. The lease components represent the capacity available to the CFE provided by the in-service pipelines which, at December 31, 2023, included the Tamazunchale pipeline, the north and lateral sections of the Villa de Reyes pipeline and the east section of the Tula pipeline. The non-lease components represent the Company’s services with respect to operation and maintenance of the TGNH pipelines in service.
The consolidated TSA provides the CFE with substantially all of the economic benefits from the use of each identified in-service asset, therefore, the lease arrangements in the consolidated TSA are classified as sales-type leases.
The Company allocated a portion of the contract consideration to non-lease components for the provision of operating and maintenance services based on the stand-alone selling price using an expected cost plus margin approach. The remaining consideration was allocated to the lease components using the residual approach due to uncertainty surrounding the stand-alone selling price.
During 2023, the Company recognized an additional $407 million in net investment in leases (2022 – $2,319 million) to reflect sales type-leases placed into service. At the inception of the lease term, the Company applied judgment to determine that the fair value of the underlying assets approximated the carrying value and residual value of the lease based on the rate-regulated nature of the assets within the TGNH system.
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2023	2022

Net Investment in Leases
Minimum lease payments	9,627	9,457
Unearned lease income	(7,006)	(7,132)
Lease receivable	2,621	2,325
Expected credit loss provision[1]	(76)	(150)
Present value of unguaranteed residual value	24	11
	2,569	2,186
Current portion included in Other current assets (Note 9)	(306)	(291)
	2,263	1,895
1Includes nil (2022 – $1 million) of foreign currency translation losses.
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	305	291
One to two years	305	291
Two to three years	305	291
Three to four years	305	291
Four to five years	305	291
More than five years	8,102	8,002
	9,627	9,457
Future lease payments will increase as assets associated with sales-type leases come into service.
For the year ended December 31, 2023, the Company recorded $279 million (2022 – $127 million) of sales-type lease income in Mexico Natural Gas Pipelines revenues.
For the year ended December 31, 2023, the Company recorded a $73 million ECL recovery (2022 – an expense of $149 million; 2021 – nil) in Plant operating costs and other relating to net investment in leases. Refer to Note 29, Risk management and financial instruments, for additional information.

LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year or when certain conditions are met. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2023	2022

Operating lease cost[1]	118	106
Sublease income	(4)	(5)
Net operating lease cost	114	101
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2023	2022

Cash paid for amounts included in the measurement of operating lease liabilities	72	67
ROU assets obtained in exchange for new operating lease liabilities	84	49

at December 31	2023	2022

Weighted average remaining lease term	13 years	8 years
Weighted average discount rate	3.3%	3.5%
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	72	68
One to two years	68	65
Two to three years	66	62
Three to four years	59	60
Four to five years	58	54
More than five years	225	187
Total operating lease payments	548	496
Imputed interest	(89)	(63)
Operating lease liabilities	459	433
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2023	2022

Accounts payable and other	58	54
Other long-term liabilities (Note 19)	401	379
	459	433
As at December 31, 2023, the carrying value of the ROU assets recorded under operating leases was $437 million             (2022 – $415 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
Operating Leases
The Grandview and Bécancour power plants in the Power and Energy Solutions segment are accounted for as operating leases. The Company has long-term PPAs for the sale of power from these assets which expire between 2024 and 2026.
Some operating leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The Company also leases liquids tanks which are accounted for as operating leases.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2023 was $116 million (2022 – $118 million; 2021 – $126 million).
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	113	113
One to two years	94	111
Two to three years	70	94
Three to four years	—	70
	277	388
The cost and accumulated depreciation for facilities accounted for as operating leases was $796 million and $370 million, respectively, at December 31, 2023 (2022 – $802 million and $360 million, respectively).
Sales-Type Leases
On August 4, 2022, TC Energy announced a strategic alliance with Mexico’s state-owned electric utility, the Comisión Federal de Electricidad (CFE), for the development of new natural gas infrastructure in central and southeast Mexico. This alliance consolidates previous TSAs executed between TC Energy’s Mexico-based subsidiary TGNH and the CFE in connection with the Company's natural gas pipeline assets in central Mexico (including the Tamazunchale, Villa de Reyes and Tula pipelines) under a single, U.S. dollar-denominated take-or-pay TSA that extends through 2055.
The consolidated TSA contains a lease with multiple lease and non-lease components. The lease components represent the capacity available to the CFE provided by the in-service pipelines which, at December 31, 2023, included the Tamazunchale pipeline, the north and lateral sections of the Villa de Reyes pipeline and the east section of the Tula pipeline. The non-lease components represent the Company’s services with respect to operation and maintenance of the TGNH pipelines in service.
The consolidated TSA provides the CFE with substantially all of the economic benefits from the use of each identified in-service asset, therefore, the lease arrangements in the consolidated TSA are classified as sales-type leases.
The Company allocated a portion of the contract consideration to non-lease components for the provision of operating and maintenance services based on the stand-alone selling price using an expected cost plus margin approach. The remaining consideration was allocated to the lease components using the residual approach due to uncertainty surrounding the stand-alone selling price.
During 2023, the Company recognized an additional $407 million in net investment in leases (2022 – $2,319 million) to reflect sales type-leases placed into service. At the inception of the lease term, the Company applied judgment to determine that the fair value of the underlying assets approximated the carrying value and residual value of the lease based on the rate-regulated nature of the assets within the TGNH system.
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2023	2022

Net Investment in Leases
Minimum lease payments	9,627	9,457
Unearned lease income	(7,006)	(7,132)
Lease receivable	2,621	2,325
Expected credit loss provision[1]	(76)	(150)
Present value of unguaranteed residual value	24	11
	2,569	2,186
Current portion included in Other current assets (Note 9)	(306)	(291)
	2,263	1,895
1Includes nil (2022 – $1 million) of foreign currency translation losses.
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	305	291
One to two years	305	291
Two to three years	305	291
Three to four years	305	291
Four to five years	305	291
More than five years	8,102	8,002
	9,627	9,457
Future lease payments will increase as assets associated with sales-type leases come into service.
For the year ended December 31, 2023, the Company recorded $279 million (2022 – $127 million) of sales-type lease income in Mexico Natural Gas Pipelines revenues.
For the year ended December 31, 2023, the Company recorded a $73 million ECL recovery (2022 – an expense of $149 million; 2021 – nil) in Plant operating costs and other relating to net investment in leases. Refer to Note 29, Risk management and financial instruments, for additional information.

LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year or when certain conditions are met. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2023	2022

Operating lease cost[1]	118	106
Sublease income	(4)	(5)
Net operating lease cost	114	101
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2023	2022

Cash paid for amounts included in the measurement of operating lease liabilities	72	67
ROU assets obtained in exchange for new operating lease liabilities	84	49

at December 31	2023	2022

Weighted average remaining lease term	13 years	8 years
Weighted average discount rate	3.3%	3.5%
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	72	68
One to two years	68	65
Two to three years	66	62
Three to four years	59	60
Four to five years	58	54
More than five years	225	187
Total operating lease payments	548	496
Imputed interest	(89)	(63)
Operating lease liabilities	459	433
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2023	2022

Accounts payable and other	58	54
Other long-term liabilities (Note 19)	401	379
	459	433
As at December 31, 2023, the carrying value of the ROU assets recorded under operating leases was $437 million             (2022 – $415 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
Operating Leases
The Grandview and Bécancour power plants in the Power and Energy Solutions segment are accounted for as operating leases. The Company has long-term PPAs for the sale of power from these assets which expire between 2024 and 2026.
Some operating leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The Company also leases liquids tanks which are accounted for as operating leases.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2023 was $116 million (2022 – $118 million; 2021 – $126 million).
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	113	113
One to two years	94	111
Two to three years	70	94
Three to four years	—	70
	277	388
The cost and accumulated depreciation for facilities accounted for as operating leases was $796 million and $370 million, respectively, at December 31, 2023 (2022 – $802 million and $360 million, respectively).
Sales-Type Leases
On August 4, 2022, TC Energy announced a strategic alliance with Mexico’s state-owned electric utility, the Comisión Federal de Electricidad (CFE), for the development of new natural gas infrastructure in central and southeast Mexico. This alliance consolidates previous TSAs executed between TC Energy’s Mexico-based subsidiary TGNH and the CFE in connection with the Company's natural gas pipeline assets in central Mexico (including the Tamazunchale, Villa de Reyes and Tula pipelines) under a single, U.S. dollar-denominated take-or-pay TSA that extends through 2055.
The consolidated TSA contains a lease with multiple lease and non-lease components. The lease components represent the capacity available to the CFE provided by the in-service pipelines which, at December 31, 2023, included the Tamazunchale pipeline, the north and lateral sections of the Villa de Reyes pipeline and the east section of the Tula pipeline. The non-lease components represent the Company’s services with respect to operation and maintenance of the TGNH pipelines in service.
The consolidated TSA provides the CFE with substantially all of the economic benefits from the use of each identified in-service asset, therefore, the lease arrangements in the consolidated TSA are classified as sales-type leases.
The Company allocated a portion of the contract consideration to non-lease components for the provision of operating and maintenance services based on the stand-alone selling price using an expected cost plus margin approach. The remaining consideration was allocated to the lease components using the residual approach due to uncertainty surrounding the stand-alone selling price.
During 2023, the Company recognized an additional $407 million in net investment in leases (2022 – $2,319 million) to reflect sales type-leases placed into service. At the inception of the lease term, the Company applied judgment to determine that the fair value of the underlying assets approximated the carrying value and residual value of the lease based on the rate-regulated nature of the assets within the TGNH system.
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2023	2022

Net Investment in Leases
Minimum lease payments	9,627	9,457
Unearned lease income	(7,006)	(7,132)
Lease receivable	2,621	2,325
Expected credit loss provision[1]	(76)	(150)
Present value of unguaranteed residual value	24	11
	2,569	2,186
Current portion included in Other current assets (Note 9)	(306)	(291)
	2,263	1,895
1Includes nil (2022 – $1 million) of foreign currency translation losses.
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	305	291
One to two years	305	291
Two to three years	305	291
Three to four years	305	291
Four to five years	305	291
More than five years	8,102	8,002
	9,627	9,457
Future lease payments will increase as assets associated with sales-type leases come into service.
For the year ended December 31, 2023, the Company recorded $279 million (2022 – $127 million) of sales-type lease income in Mexico Natural Gas Pipelines revenues.
For the year ended December 31, 2023, the Company recorded a $73 million ECL recovery (2022 – an expense of $149 million; 2021 – nil) in Plant operating costs and other relating to net investment in leases. Refer to Note 29, Risk management and financial instruments, for additional information.